Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Taylor Frigon Core Growth Fund
Shareholder Report [Line Items]
Fund Name	Taylor Frigon Core Growth Fund
Class Name	Taylor Frigon Core Growth Fund
Trading Symbol	TFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Taylor Frigon Core Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.taylorfrigonfunds.com/prospectus. You can also request this information by contacting us at 1-888-897-4821.
Additional Information Phone Number	1-888-897-4821
Additional Information Website	https://www.taylorfrigonfunds.com/prospectus
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Taylor Frigon Core Growth Fund	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

In the twelve months ended November 30, 2025, the Taylor Frigon Core Growth Fund (the "Fund") returned 8.54% versus the S&P 500's return of 15.00% and the S&P 400 Mid Cap's return of –0.23%. The Fund's performance during the fiscal year came from the Fund's companies beginning to re-accelerate growth after several years of navigating a more challenging macro environment characterized by more cautious customer spending.

The Fund remains primarily concentrated in the technology and healthcare sectors, and those areas continued to be the main drivers of performance for the Fund. Credo Technology Group Holding Ltd., a company that provides high-speed connectivity solutions for AI-driven applications, cloud computing, and hyperscale networks, was a new addition to the portfolio and ended up being the best performing stock during the fiscal year. The second-best performing company was Symbotic Inc., which provides warehouse automation to drive significant improvements in the operational efficiency of distribution networks. TransMedics Group, Inc., which is helping drive the transformation of organ transplant therapy, was the top-performing company from the healthcare sector. On the negative side, the worst performing companies were diverse. PROCEPT BioRobotics Corp., which has developed an innovative aquablation therapy for the safe and effective treatment of enlarged prostates, had the most detrimental impact on the portfolio, after being one of the top performers last year. Other companies that had significantly negative contributions to performance for the year were Kornit Digital Ltd., Wix.com Ltd., and Grid Dynamics Holdings Inc. Despite their recent struggles, these are companies that we remain highly convicted in, and we have decided to continue to hold fast as their respective management teams strive to overcome the short-term headwinds they are experiencing on their journey to fulfilling their long-term potential.

This year's strong performance re-affirms our long-term investment philosophy, as we were rewarded for our decision to continue to back exceptionally innovative, well-managed companies during an extended period of heightened volatility and turmoil, rather than abandon them for "safer" alternatives. We remain confident that owning high-quality companies through multiple market cycles will continue to prove to be the most advantageous approach to investing, and we believe that our portfolio is well-positioned to capitalize on the narratives shaping the future of a variety of different industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (12/27/2016)
Taylor Frigon Core Growth Fund	8.54%	-0.14%	11.37%
S&P 500® Index	15.00%	15.28%	15.10%
S&P Mid Cap 400® Index	-0.23%	10.49%	9.60%

Performance Inception Date	Dec. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,694,524
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 305,913
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$32,694,524
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	39%
Total Advisory Fees Paid ($)	$305,913

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Credo Technology Group Holding Ltd (Cayman Islands)	4.35%
Monolithic Power Systems, Inc.	3.19%
Carvana Co. - Class A	3.09%
Astera Labs, Inc.	3.07%
Procore Technologies, Inc.	2.87%
KLA Corporation	2.76%
Glaukos Corporation	2.72%
Onto Innovation Inc.	2.63%
CloudFlare, Inc. - Class A	2.60%
Tower Semiconductor Ltd. (Israel)	2.55%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Credo Technology Group Holding Ltd (Cayman Islands)	4.35%
Monolithic Power Systems, Inc.	3.19%
Carvana Co. - Class A	3.09%
Astera Labs, Inc.	3.07%
Procore Technologies, Inc.	2.87%
KLA Corporation	2.76%
Glaukos Corporation	2.72%
Onto Innovation Inc.	2.63%
CloudFlare, Inc. - Class A	2.60%
Tower Semiconductor Ltd. (Israel)	2.55%